RELATED PARTY TRANSACTIONS - Other related party transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other related party
Disclosure of transactions between related parties [line items]
Cash on deposit	$ 70.0		$ 70.0
Draws on deposits	40.0
Brookfield Asset Management | Brookfield and its subsidiaries
Disclosure of transactions between related parties [line items]
Purchased investment	452.0
BAC | Brookfield Properties (Canada) Inc. | Other related party
Disclosure of transactions between related parties [line items]
Leases paid	0.2	$ 0.2	0.3	$ 0.2
Lease liabilities	1.7	1.3	1.7	1.3
BAC | Brookfield Asset Management | Other related party
Disclosure of transactions between related parties [line items]
Expense	0.2	0.2	0.4	0.2
Outsourcing amounts due	0.1	$ 0.1	$ 0.1	$ 0.1
BAM Re Holdings | BTMI | Other related party | BTMI advance
Disclosure of transactions between related parties [line items]
Advance	$ 159.0